Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current tax (including over provision of income tax)	$ 26,368	$ 40,431	$ (280)	$ 105,354	$ 118,073	$ 23,505,445
Deferred tax		(354,574)			6,532
Income tax expense (benefit)	$ 26,368	$ (314,143)	$ (280)	$ 105,354	$ 124,605	$ 23,505,445